Leases (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Leases [Abstract]
Schedule of operating maturity of lease liability
2022	$21,491
2023	88,325
2024	7,378
Total undiscounted finance lease payments	117,194
Less: Imputed interest	(7,032)
Present value of finance lease liabilities	$110,162

Maturity of operating lease liabilities for the following fiscal years:
2022	$118,452
2023	88,325
2024	7,379
Total undiscounted finance lease payments	214,156
Less: Imputed interest	18,475
Present value of finance lease liabilities	$195,681

Schedule of supplemental balance sheet information related to the lease
Operating lease right-of-use asset	$107,617

Lease liability, current portion	81,012
Lease liability, long-term	29,150
Total operating lease liability	$110,162

Operating lease right-of-use asset	$191,702

Lease liability, current portion	104,592
Lease liability, long-term	91,089
Total operating lease liability	$195,681